Performance Management	Aug. 31, 2025
Seafarer Overseas Growth and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index, a broad-based securities market index, and the Morningstar Emerging Markets Net Return USD Index, an additional index that is also representative of the Fund’s strategy. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at seafarerfunds.com or by calling 1-855-732-9220.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
Bar Chart [Heading]	Annual Total Returns Institutional Class (SIGIX) for calendar years ended December 31
Bar Chart Closing [Text Block]
Best Quarter – Q4 2020	20.83%
Worst Quarter – Q1 2020	-23.18%
The Fund’s Institutional Class year-to-date return as of June 30, 2025 was 16.33%.
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for the Institutional Class shares of the Fund.
Performance Availability Website Address [Text]	seafarerfunds.com
Performance Availability Phone [Text]	1-855-732-9220
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	16.33%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.83%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Seafarer Overseas Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index, a broad-based securities market index, and the Morningstar Emerging Markets Net Return USD Index, an additional index that is also representative of the Fund’s strategy. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at seafarerfunds.com or by calling 1-855-732-9220.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
Bar Chart [Heading]	Annual Total Return Institutional Class (SIVLX) for calendar years ended December 31
Bar Chart Closing [Text Block]
Best Quarter – Q4 2020	19.36%
Worst Quarter – Q1 2020	-27.10%
The Fund’s Institutional Class year-to-date return as of June 30, 2025 was 20.85%.
Performance Table Heading	Average Annual Total Return For periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for the Institutional Class shares of the Fund.
Performance Availability Website Address [Text]	seafarerfunds.com
Performance Availability Phone [Text]	1-855-732-922
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	20.85%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.36%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Vulcan Value Partners Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to the S&P 500 Total Return Index®, a broad-based securities market index, and the Russell 1000 Value Index®, an index more representative of the Fund’s investment strategy. The performance shown in the table below for periods prior to May 1, 2019 for Institutional Class shares reflects the performance of the Fund’s Investor Class shares, the initial share class, calculated using the fees and expenses of Investor Class shares, without the effect of any fee and expense limitations or waivers. If Institutional Class shares of the Fund had been available during periods prior to May 1, 2019, the performance shown would have been higher. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.vulcanvaluepartners.com/mutual-funds/ or by calling 877.421.5078.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart [Heading]	Annual Total Returns – Investor Class Shares (Calendar years ended 12/31)
Bar Chart Closing [Text Block]
Best Quarter –	6/30/2020	24.87%
Worst Quarter –	6/30/2022	-28.51%
The Fund’s Investor Class shares year-to-date return as of June 30, 2025 was 4.56%.
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.
Performance Availability Website Address [Text]	www.vulcanvaluepartners.com/mutual-funds/
Performance Availability Phone [Text]	877.421.5078
Vulcan Value Partners Fund | Vulcan Value Partners Fund | Investor Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.56%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.87%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.51%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Vulcan Value Partners Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to the S&P 500 Total Return Index®, a broad-based securities market index, and the Russell 2000 Index and Russell 2000 Value Index®, indexes that are more representative of the Fund’s investment strategy. The performance shown in the table below for periods prior to May 1, 2019 for Institutional Class shares reflects the performance of the Fund’s Investor Class shares, the initial share class, calculated using the fees and expenses of Investor Class shares, without the effect of any fee and expense limitations or waivers. If Institutional Class shares of the Fund had been available during periods prior to May 1, 2019, the performance shown would have been higher. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.vulcanvaluepartners.com/mutual-funds/ or by calling 877.421.5078.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart [Heading]	Annual Total Returns – Investor Class Shares (Calendar years ended 12/31)
Bar Chart Closing [Text Block]
Best Quarter	12/31/2020	39.75%
Worst Quarter	03/31/2020	-42.25%
The Fund’s Investor Class shares year-to-date return as of June 30, 2025 was 1.86%.
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Performance Availability Website Address [Text]	www.vulcanvaluepartners.com/mutual-funds/
Performance Availability Phone [Text]	877.421.5078
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Investor Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.86%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	39.75%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(42.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Emerald Finance and Banking Innovation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to the Russell 3000 Index, a broad-based securities market index, and the Russell 2000 Index and Russell 2000 Financial Services Index, indexes that are more representative of the Fund’s investment strategy. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Calendar Year Annual Returns — Class A
Bar Chart Closing [Text Block]
Best Quarter — December 31, 2020	45.62%
Worst Quarter — March 31, 2020	-39.58%
The Fund’s Class A share year-to-date return as of June 30, 2025 was 4.89%.
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes.
Performance Availability Website Address [Text]	www.emeraldmutualfunds.com
Performance Availability Phone [Text]	1-855-828-9909
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.89%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	45.62%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(39.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Emerald Insights Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart depicts the change in performance from year to year during the periods indicated.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Calendar Year Annual Returns — Class A
Bar Chart Closing [Text Block]
Best Quarter — June 30, 2020	35.17%
Worst Quarter — June 30, 2022	-23.71%
The Fund’s Class A share year-to-date return as of June 30, 2025 was 8.20%.
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes.
Performance Availability Website Address [Text]	www.emeraldmutualfunds.com
Performance Availability Phone [Text]	1-855-828-9909
Emerald Insights Fund | Emerald Insights Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	8.20%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	35.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Emerald Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to the Russell 3000 Index, a broad-based securities market index, and the Russell 2000 Growth Index, an index more representative of the Fund’s investment strategy. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart depicts the change in performance from year to year during the periods indicated.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Calendar Year Annual Returns — Class A
Bar Chart Closing [Text Block]
Best Quarter — June 30, 2020	32.13%
Worst Quarter — March 31, 2020	-24.26%
The Fund’s Class A share year-to-date return as of June 30, 2025 was 5.30%.
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes.
Performance Availability Website Address [Text]	www.emeraldmutualfunds.com
Performance Availability Phone [Text]	1-855-828-9909
Emerald Growth Fund | Emerald Growth Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.30%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020